CECL - Financial instruments measured at amortized cost and credit losses	6 Months Ended
Jun. 30, 2020
Financial instruments measured at amortized cost and credit losses
18 Financial instruments measured at amortized cost and credit losses
This disclosure provides an overview of the Group’s balance sheet positions that include financial assets carried at amortized cost that are subject to the CECL accounting guidance, effective since January 1, 2020. It includes the following sections:
■ Allowance for credit losses (including the methodology for estimating expected credit losses in non-impaired and impaired financial assets and current-period estimates);
■ Credit quality information (including monitoring of credit quality and internal ratings);
■ Past due financial assets;
■ Non-accrual financial assets;
■ Collateral-dependent financial assets;
■ Off-balance sheet credit exposure; and
■ Troubled debt restructurings and modifications.
As of the end of 2Q20, the Group had no notable balances of purchased financial assets with credit deterioration since origination.
Overview of financial instruments measured at amortized cost – by balance sheet position
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
2Q20 (CHF million)
Cash and due from banks	131,709		(7)	131,702
Interest-bearing deposits with banks	1,191	[2]	(6)	1,185
Securities purchased under resale agreements and securities borrowing transactions	26,442		0	26,442
Debt securities held-to-maturity	95		0	95
Loans	282,750	[2,3]	(1,669)	281,081
Brokerage receivables	44,287	[2]	0	44,287
Other assets	14,981		(57)	14,924
Total	501,455		(1,739)	499,716
1 Net of unearned income/deferred expenses, as applicable.
2
Excludes accrued interest in the total amount of CHF 490 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 2 million relates to interest-bearing deposits with banks, CHF 453 million to loans and CHF 35 million to brokerage receivables. These accrued interest balances are reported in other assets.

3 Includes endangered interest of CHF 92 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
Allowance for credit losses
Accounting policies
The credit loss requirements apply to financial assets measured at amortized cost including for example loans held-to-maturity and net investments in leases as a lessor as well as off-balance sheet credit exposures, such as irrevocable loan commitments, credit guarantees and similar instruments. The credit loss requirements are based on a forward-looking, lifetime CECL model by incorporating reasonable and supportable forecasts of future economic conditions available at the reporting date. The CECL amounts are estimated over the contractual term of the financial assets taking into account the effect of prepayments. This requires considerable judgment over how changes in macroeconomic factors (MEFs) as well as changes in forward-looking borrower-specific characteristics will affect the CECL amounts.
The Group measures expected credit losses of financial assets on a collective (pool) basis when similar risk characteristics exist. For financial assets which do not share similar risk characteristics, expected credit losses are evaluated on an individual basis. CECL amounts are probability-weighted estimates of potential credit losses based on historical frequency, current trends and conditions as well as forecasted MEFs, such as gross domestic product (GDP), unemployment rates and interest rates.
For financial assets that are performing at the reporting date, the allowance for credit losses is generally measured using a probability of default (PD)/loss given default (LGD) approach under which PD, LGD and exposure at default (EAD) are estimated. For financial assets that are credit-impaired at the reporting date, the Group generally applies a discounted cash flow approach to determine the difference between the gross carrying amount and the present value of estimated future cash flows.
An allowance for credit losses is deducted from the amortized cost basis of the financial asset. Changes in the allowance for credit losses are recorded in the consolidated statement of operations in provision for credit losses or, if related to provisions on past due interest, in net interest income.
Write-off of a financial asset occurs when it is considered certain that there is no possibility of recovering the outstanding principal. If the amount of loss on write-off is greater than the accumulated allowance for credit losses, the difference results in an additional credit loss. The additional credit loss is first recognized as an addition to the allowance; the allowance is then applied against the gross carrying amount. Any repossessed collateral is initially measured at fair value. The subsequent measurement depends on the nature of the collateral. Any uncollectible accrued interest receivable is written off by reversing the related interest income.
Expected recoveries on financial assets previously written off or assessed/planned to be written off have to be reflected in the allowance for credit losses; for this purpose, the amount of expected recoveries cannot exceed the aggregate amounts previously written off or assessed/planned to be written off. Accordingly, expected recoveries from financial assets previously written off may result in an overall negative allowance for credit loss balance.
Estimating expected credit losses – overview
The following key elements and processes of estimating expected credit losses apply to the Group’s major classes of financial assets held at amortized cost.
Expected credit losses on non-impaired credit exposures
Expected credit loss models for non-impaired credit exposures have three main inputs: (i) PD, (ii) LGD and (iii) EAD. These parameters are derived from internally developed statistical models which are based on historical data and leverage regulatory models under the advanced internal rating-based approach. Expected credit loss models use forward-looking information to derive point-in-time estimates of forward-looking term structures.
PD estimates are based on statistical rating models and tailored to various categories of counterparties and exposures. These statistical rating models are based on internally and externally compiled data comprising both quantitative and qualitative factors. A migration of a counterparty or exposure between rating classes leads to a change in the estimate of the associated PD. Lifetime PDs are estimated considering the expected macroeconomic environment, the contractual maturities of exposures and estimated prepayment rates where applicable.
LGD estimates the size of the expected loss that may arise on a credit exposure in the event of a default. The Group estimates LGD based on the history of recovery rates of claims against defaulted counterparties, considering, as appropriate, factors such as differences in product structure, collateral type, seniority of the claim, counterparty industry and recovery costs of any collateral that is integral to the financial asset. Certain LGD values are also calibrated to reflect the expected macroeconomic environment.
EAD represents the expected amount of credit exposure in the event of a default. It reflects the current drawn exposure with a counterparty and an expectation regarding the future evolution of the credit exposure under the contract or facility, including amortization and prepayments. The EAD of a financial asset is the gross carrying amount at default, which is modeled based on historical data considering portfolio-specific factors such as the drawn amount as of the reporting date, the facility limit, amortization schedules, financial collateral and product type. EAD models have a term structure and EADs are estimated based on historical observations. For certain financial assets, the Group determines EAD by modeling the range of possible exposure outcomes at various points in time using scenario and statistical techniques.
Where a relationship to macroeconomic indicators is statistically sound and in line with economic expectations, the parameters are modeled accordingly, incorporating the Group’s forward looking forecasts and applying regional segmentations where appropriate.
For periods beyond the reasonable and supportable forecast period, the Group reverts immediately to average economic environment variables as model input factors.
Alternative qualitative estimation approaches are used for certain products. For lombard loans (including share-backed loans), the PD/LGD approach used does not consider the Group’s forward looking forecasts as these are not meaningful for the estimate of expected credit losses in light of the short time-frame considered for closing out positions under daily margining arrangements. For international private residential mortgages and securitizations, the Group applies qualitative approaches where credit specialists follow a structured process and use their expertise and judgment to determine the CECL amounts.
The Group measures expected credit losses considering the risk of default over the maximum contractual period (including any borrower’s extension options) during which it is exposed to credit risk, even if the Group considers a longer period for risk management purposes. The maximum contractual period extends to the date at which the Group has the right to require repayment of an advance or terminate an irrevocable loan commitment or a credit guarantee.
Expected credit losses on impaired credit exposures
Expected credit losses for individually impaired credit exposures are measured by performing an in-depth review and analysis of impaired credit exposures, considering factors such as recovery and exit options as well as collateral and the risk profile of the borrower. If an individual credit exposure specifically identified for evaluation is considered impaired, the allowance is determined as a reasonable estimate of expected credit losses as of the end of the reporting period. Thereafter, the allowance is revalued by Credit Risk Management, at least annually or more frequently, depending on the risk profile of the borrower or credit relevant events.
For impaired loans and certain other financial assets, the expected credit loss is measured using the present value of estimated future cash flows and the impaired credit exposure and related allowance are revalued to reflect the passage of time.
For all classes of financial assets, the trigger to detect an impaired credit exposure is non-payment of interest, principal amounts or other contractual payment obligations, or when, for example, the Group may become aware of specific adverse information relating to a counterparty’s ability to meet their contractual obligations, despite the current repayment status of their particular credit facility. Additional procedures may apply to specific classes of financial assets as described further below.
Troubled debt restructurings, also referred to as restructured loans, are considered impaired credit exposures in line with the Group’s policies and subject to individual assessment and provisioning for expected credit losses by the Group’s recovery functions. Restructured loans that defaulted again within 12 months from the last restructuring remain impaired or are impaired if they were considered non-impaired at the time of the subsequent default.
Current-period estimate of expected credit losses
The estimation and application of forward-looking information requires quantitative analysis and significant judgement. The Group’s estimation of expected credit losses is based on a discounted probability-weighted estimate that considers three future macroeconomic scenarios to capture the point of non-linearity of losses: a baseline scenario, an upside scenario and a downside scenario. The baseline scenario represents the most likely outcome in line with the Group’s global chief investment office view. The two other scenarios represent more optimistic and more pessimistic outcomes with the downside scenario being more severe than the upside scenario. Under a more usual economic environment with projected continued economic expansion, scenarios are probability-weighted according to the Group’s best estimate of their relative likelihood based on historical frequency, an assessment of the current business and credit cycles as well as MEFs, such as GDP, unemployment rates and property prices. For extreme and statistically rare events which cannot be adequately reflected in CECL models, such as the current effects of the COVID-19 pandemic on the global economy, the extreme event becomes the baseline scenario and overlays based on expert judgment are applied in response to such exceptional circumstances.
The scenario design team within the Group’s Enterprise Strategic Risk (ESR) function determines the MEFs and market projections that are relevant for the Group’s three scenarios across the global credit portfolio. The scenario design team formulates the baseline scenario projections used for the CECL calculation from the Group’s global chief investment office in-house economic research forecasts and, where deemed appropriate, from external sources such as the Bloomberg consensus of economist forecasts, forecasts from major central banks, nonpartisan think tanks and multilateral institutions, such as the International Monetary Fund (IMF), the Organisation for Economic Co-operation and Development (OECD) and the World Bank. For factors where no in-house or credible external forecasts are available, an internal model is used to calibrate the baseline projections. The downside and upside scenarios are derived from these baseline projections. All three scenario projections are subject to a review and challenge process. Any feedback from the review and challenge process is incorporated into the scenario projections by the ESR scenario design team. The CECL scenario design working group is the governance forum. It performs an additional review and challenge and subsequently approves the MEFs and related market projections as well as the occurrence probability weights that are allocated to the baseline, downside and upside scenarios. MEFs and related market projections and the scenario occurrence probability weights used for the calculation of CECL are ultimately approved by the Senior Management Approval Committee.
The key MEFs used in each of the economic scenarios for the calculation of the expected credit losses include, but are not limited to, regional GDP, unemployment rates, interest rates, housing prices and commodity prices. These MEFs have been selected based on the portfolios that are most material to the estimation of CECL or in terms of CECL contribution from a longer term perspective.
The following changes to the MEF calibrations were driven by the impact of the COVID-19 crisis on the global economy and led to increased CECL provisions. 1Q20 GDP data from the US, the eurozone and Switzerland confirmed the severe impact of COVID-19 induced lockdowns on economic activity. As a result, the Group’s global chief investment office economic research department also revised its projections for GDP in the US, the eurozone and Switzerland to reflect a collapse in economic activity in 2Q20, which was unprecedented since the Great Depression in the 1930s. The Group’s projections for the US unemployment rate in 2Q20 increased significantly compared to 1Q20, while the projections for developed economies and world industrial production decreased sharply. In addition, low oil prices in April and May led to significantly higher levels of oil market volatility for 2Q20 and the rest of 2020.
Interest income attributable to passage of time
For financial assets held at amortized cost, for which the Group measures expected credit losses based on the discounted cash flow methodology, the entire change in present value is reported as credit loss expense or reversal of credit loss expense.
Loans held at amortized cost
The Group’s loan portfolio is classified into two portfolio segments, consumer loans and corporate & institutional loans. The main risk characteristics are described by individual class of financing receivable for each of these portfolio segments:
Consumer loans:
■ Mortgages: includes lending instruments secured by residential real estate; such credit exposure is sensitive to the level of interest rates and unemployment as well as real estate valuation.
■ Loans collateralized by securities: includes lending secured by marketable financial collateral (e.g., equities, bonds, investment funds and precious metals); such credit exposure is sensitive to market prices for securities which impact the value of financial collateral.
■ Consumer finance: includes lending to private individuals such as credit cards, personal loans and leases; such credit exposure is sensitive to MEFs including economic growth, unemployment and interest rates.
Corporate & institutional loans:
■ Real estate: includes lending backed by commercial or income-producing real estate; such credit exposure is sensitive to MEFs including economic growth, unemployment, interest rates and industrial production as well as real estate valuation.
■ Commercial and industrial loans: includes lending to corporate clients including small and medium-sized enterprises, large corporates and multinational clients; such credit exposure is sensitive to MEFs including economic growth, unemployment and industrial production.
■ Financial institutions: includes lending to financial institutions such as banks and insurance companies; such credit exposure is sensitive to MEFs including economic growth and interest rates.
■ Governments and public institutions: includes lending to central government and state-owned enterprises; such credit exposure is sensitive to MEFs including economic growth.
Expected credit losses on impaired loans
In addition to the triggers described further above, loans managed on the Swiss platform are reviewed depending on event-driven developments. All corporate and institutional loans are reviewed at least annually based on the borrower’s financial statements and any indications of difficulties they may experience. Loans that are not impaired, but which are of special concern due to changes in covenants, downgrades, negative financial news and other adverse developments, are either transferred to recovery management or included on a watch list. All loans on the watch list are reviewed at least quarterly to determine whether they should be released, remain on the watch list or be moved to recovery management. For loans in recovery management from the Swiss platform, larger positions are reviewed on a quarterly basis for any event-driven changes. Otherwise, these loans are reviewed at least annually. All loans in recovery management on international platforms are reviewed on at least a quarterly basis.
Allowance for credit losses – loans held at amortized cost
	2Q20			1Q20						2Q19			[1]
	Consumer	Corporate & institutional	Total	Consumer		Corporate & institutional		Total		Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	349	1,082	1,431	241		808		1,049	[2]	181	785	966
Current-period provision for expected credit losses	62	218	280	121	[3]	315	[3]	436		10	5	15
of which provisions for interest [4]	16	0	16	5		4		9		–	–	–
Gross write-offs	(12)	(24)	(36)	(12)		(35)		(47)		(25)	(87)	(112)
Recoveries	2	1	3	3		1		4		2	10	12
Net write-offs	(10)	(23)	(33)	(9)		(34)		(43)		(23)	(77)	(100)
Provisions for interest	–	–	–	–		–		–		3	7	10
Foreign currency translation impact and other adjustments, net	(2)	(7)	(9)	(4)		(7)		(11)		0	(9)	(9)
Balance at end of period	399	1,270	1,669	349		1,082		1,431		171	711	882
of which individually evaluated for impairment	313	586	899	237		540		777		130	446	576
of which collectively evaluated for impairment	86	684	770	112		542		654		41	265	306
	6M20				6M19			[1]
	Consumer	Corporate & institutional	Total		Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	241	808	1,049	[2]	187	715	902
Current-period provision for expected credit losses	183	533	716		22	68	90
of which provisions for interest [3]	21	4	25		–	–	–
Gross write-offs	(24)	(59)	(83)		(48)	(93)	(141)
Recoveries	5	2	7		3	12	15
Net write-offs	(19)	(57)	(76)		(45)	(81)	(126)
Provisions for interest	–	–	–		5	16	21
Foreign currency translation impact and other adjustments, net	(6)	(14)	(20)		2	(7)	(5)
Balance at end of period	399	1,270	1,669		171	711	882
1 Measured under the previous accounting guidance (incurred loss model).
2
Includes a net impact of CHF 103 million from the adoption of the new CECL guidance and the related election of the fair value option for certain loans on January 1, 2020, of which CHF 55 million is reflected in consumer loans and CHF 48 million in corporate & institutional loans.

3
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. Prior periods have been reclassified to conform to the current presentation.

4 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.
Gross write-offs of CHF  36 million in 2Q20 compared to gross write-offs of CHF  47 million in 1Q20 and were primarily related to corporate & institutional loans in both quarters. In 2Q20, gross write-offs mainly included two positions in commodity trade finance, a write-off related to the sale of an impaired position in the oil and gas sector and a write-off related to the liquidation of collateral on a ship finance position in corporate & institutional loans. In 1Q20, gross write-offs were mainly related to a partial write-off of several loans in connection with the restructuring of a US security service company and the partial sale of a real estate investment trust in the UK in corporate & institutional loans.
Purchases, reclassifications and sales – loans held at amortized cost
	2Q20			1Q20			2Q19
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	21	643	664	0	685	685	0	472	472
Reclassifications from loans held-for-sale [2]	0	4	4	0	0	0	0	10	10
Reclassifications to loans held-for-sale [3]	0	528	528	0	460	460	0	555	555
Sales [3]	0	558	558	0	422	422	0	491	491
	6M20			6M19
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	21	1,328	1,349	0	977	977
Reclassifications from loans held-for-sale [2]	0	4	4	0	11	11
Reclassifications to loans held-for-sale [3]	0	988	988	0	1,748	1,748
Sales [3]	0	980	980	0	1,606	1,606
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Other financial assets
The Group’s other financial assets include certain balance sheet positions held at amortized cost, each representing its own portfolio segment; they have the following risk characteristics:
■ Cash and due from banks and interest-bearing deposits with banks: includes balances held with banks, primarily cash balances with central banks and nostro accounts; such credit exposure is sensitive to the credit rating and profile of the bank or central bank.
■ Reverse repurchase agreements and securities borrowing transactions: includes lending and borrowing of securities against cash or other financial collateral; such credit exposure is sensitive to the credit rating and profile of the counterparty and relative changes in the valuation of securities and financial collateral.
■ Brokerage receivables: includes mainly settlement accounts with brokers and margin accounts; such credit exposure is sensitive to the credit rating and profile of the counterparty.
■ Other assets: includes mainly cash collateral, accrued interest, fees receivable, mortgage servicing advances and failed purchases; such credit exposure is sensitive to the credit rating and profile of the related counterparty.
Allowance for credit losses – other financial assets held at amortized cost
	2Q20	1Q20	6M20
CHF million
Balance at beginning of period	52	45	45
Current-period provision for expected credit losses	21	15	36
Gross write-offs	(1)	(8)	(9)
Recoveries	1	0	1
Net write-offs	0	(8)	(8)
Foreign currency translation impact and other adjustments, net	(3)	0	(3)
Balance at end of period	70	52	70
of which individually evaluated for impairment	20	15	20
of which collectively evaluated for impairment	50	37	50
Credit quality information
Monitoring of credit quality and internal ratings – Overview
The Group monitors the credit quality of financial assets held at amortized cost through its credit risk management framework, which provides for the consistent evaluation, measurement and management of credit risk across the Group. Assessment of credit risk exposures for internal risk estimates and risk-weighted assets are calculated based on PD, LGD and EAD models.
> Refer to “Expected credit losses on non-impaired credit exposures” for further information on PD, LGD and EAD.
The credit risk management framework incorporates the following core elements:
■ Counterparty and transaction assessments: application of internal credit ratings (using PD), assignment of LGD and EAD values in relation to counterparties and transactions;
■ Credit limits: establishment of credit limits, subject to approval by delegated authority holders, to serve as primary risk controls on exposures and to prevent undue risk concentrations;
■ Credit monitoring, impairments and provisions: processes to support the ongoing monitoring and management of credit exposures, supporting the early identification of deterioration and any subsequent impact; and
■ Risk mitigation: active management of risk mitigation provided in relation to credit exposures, including through the use of cash sales, participations, collateral or guarantees or hedging instruments.
The Group evaluates and assesses counterparties and clients to whom it has credit exposures, primarily using internal rating models. The Group uses these models to determine internal credit ratings which are intended to reflect the PD of each counterparty.
For a majority of counterparties and clients, internal ratings are based on internally developed statistical models that have been backtested against internal experience and validated by a function independent of model development. Findings from backtesting serve as a key input for any future rating model developments. The Group’s internally developed statistical rating models are based on a combination of quantitative factors (e.g., financial fundamentals, such as balance sheet information for corporates and loan-to-value (LTV) ratio and the borrower’s income level for mortgage lending, and market data) and qualitative factors (e.g., credit histories from credit reporting bureaus and economic trends).
For the remaining counterparties where statistical rating models are not used, internal credit ratings are assigned on the basis of a structured expert approach using a variety of inputs, such as peer analyses, industry comparisons, external ratings and research as well as the judgment of senior credit officers.
In addition to counterparty ratings, Credit Risk Management also assesses the risk profile of individual transactions and assigns transaction ratings which reflect specific contractual terms such as seniority, security and collateral.
Internal credit ratings may differ from external credit ratings, where available, and are subject to periodic review depending on exposure type, client segment, collateral or event-driven developments. The Group’s internal ratings are mapped to a PD band associated with each rating which is calibrated to historical default experience using internal data and external data sources. The Group’s internal rating bands are reviewed on an annual basis with reference to extended historical default data and are therefore based on stable long-run averages. Adjustments to PD bands are only made where significant deviations to existing values are detected. The last update was made in 2012 and since then no significant changes to the robust long-run averages have been detected.
For the purpose of the credit quality disclosures included in these financial statements, an equivalent rating based on the Standard & Poor’s rating scale is assigned to the Group’s internal ratings based on the PD band associated with each rating. These internal ratings are used consistently across all classes of financial assets and are aggregated to the credit quality indicators investment grade and non-investment grade.
The Group uses internal rating methodologies consistently for the purposes of approval, establishment and monitoring of credit limits and credit portfolio management, credit policy, management reporting, risk-adjusted performance measurement, economic risk capital measurement and allocation and financial accounting.
A rigorous credit quality monitoring process is performed to provide for early identification of possible changes in the creditworthiness of clients and includes regular asset and collateral quality reviews, business and financial statement analysis and relevant economic and industry studies. Credit Risk Management maintains regularly updated watch lists and holds review meetings to re-assess counterparties that could be subject to adverse changes in creditworthiness. The review of the credit quality of clients and counterparties does not depend on the accounting treatment of the asset or commitment.
> Refer to “Expected credit losses on impaired loans” for further information on credit monitoring.
Credit quality of loans held at amortized cost
The following table presents the Group’s carrying value of loans held at amortized cost by aggregated internal counterparty credit ratings investment grade and non-investment grade that are used as credit quality indicators for the purpose of this disclosure, by year of origination.
Consumer loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2Q20 (CHF million)
Mortgages
2020	7,090	774	3	7,867
2019	15,143	1,693	11	16,847
2018	11,348	1,080	40	12,468
2017	8,208	976	80	9,264
2016	11,849	955	46	12,850
Prior years	45,659	3,490	202	49,351
Total term loans	99,297	8,968	382	108,647
Revolving loans	831	530	14	1,375
Total	100,128	9,498	396	110,022
Loans collateralized by securities
2020	1,548	814	105	2,467
2019	1,284	440	69	1,793
2018	745	231	170	1,146
2017	107	48	51	206
2016	196	215	0	411
Prior years	621	395	0	1,016
Total term loans	4,501	2,143	395	7,039
Revolving loans [1]	39,158	2,676	111	41,945
Total	43,659	4,819	506	48,984
Consumer finance
2020	480	610	1	1,091
2019	663	701	13	1,377
2018	311	324	20	655
2017	129	193	19	341
2016	35	90	12	137
Prior years	28	129	47	204
Total term loans	1,646	2,047	112	3,805
Revolving loans	873	153	89	1,115
Total	2,519	2,200	201	4,920
Consumer – total
2020	9,118	2,198	109	11,425
2019	17,090	2,834	93	20,017
2018	12,404	1,635	230	14,269
2017	8,444	1,217	150	9,811
2016	12,080	1,260	58	13,398
Prior years	46,308	4,014	249	50,571
Total term loans	105,444	13,158	889	119,491
Revolving loans	40,862	3,359	214	44,435
Total	146,306	16,517	1,103	163,926
1 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2Q20 (CHF million)
Real estate
2020	2,597	1,399	0	3,996
2019	3,554	2,173	1	5,728
2018	2,514	1,230	132	3,876
2017	1,225	533	96	1,854
2016	2,023	345	23	2,391
Prior years	7,444	1,446	26	8,916
Total term loans	19,357	7,126	278	26,761
Revolving loans	1,224	332	32	1,588
Total	20,581	7,458	310	28,349
Commercial and industrial loans
2020	5,408	8,192	79	13,679
2019	5,561	8,271	304	14,136
2018	2,422	5,350	226	7,998
2017	1,448	2,496	46	3,990
2016	1,285	1,554	29	2,868
Prior years	3,994	4,577	227	8,798
Total term loans	20,118	30,440	911	51,469
Revolving loans	11,187	11,029	558	22,774
Total	31,305	41,469	1,469	74,243
Financial institutions
2020	2,037	420	0	2,457
2019	2,478	326	41	2,845
2018	1,454	442	1	1,897
2017	105	110	0	215
2016	44	107	20	171
Prior years	336	22	3	361
Total term loans	6,454	1,427	65	7,946
Revolving loans	6,500	696	1	7,197
Total	12,954	2,123	66	15,143
Governments and public institutions
2020	44	12	0	56
2019	137	30	0	167
2018	81	0	0	81
2017	36	0	0	36
2016	271	1	0	272
Prior years	547	28	0	575
Total term loans	1,116	71	0	1,187
Revolving loans	14	0	0	14
Total	1,130	71	0	1,201
Corporate & institutional – total
2020	10,086	10,023	79	20,188
2019	11,730	10,800	346	22,876
2018	6,471	7,022	359	13,852
2017	2,814	3,139	142	6,095
2016	3,623	2,007	72	5,702
Prior years	12,321	6,073	256	18,650
Total term loans	47,045	39,064	1,254	87,363
Revolving loans	18,925	12,057	591	31,573
Total	65,970	51,121	1,845	118,936
Total loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2Q20 (CHF million)
Loans held at amortized cost – total
2020	19,204	12,221	188	31,613
2019	28,820	13,634	439	42,893
2018	18,875	8,657	589	28,121
2017	11,258	4,356	292	15,906
2016	15,703	3,267	130	19,100
Prior years	58,629	10,087	505	69,221
Total term loans	152,489	52,222	2,143	206,854
Revolving loans	59,787	15,416	805	76,008
Total	212,276	67,638	2,948	282,862	[1]
Value of collateral [2]	192,133	54,266	2,258	248,657
1 Excludes accrued interest on loans held at amortized cost of CHF 453 million.
2
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Group's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

4Q19 Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
4Q19 (CHF million)
Mortgages [1]	99,677	9,629	365	109,671
Loans collateralized by securities [1]	50,766	5,531	128	56,425
Consumer finance	1,527	2,677	167	4,371
Consumer	151,970	17,837	660	170,467
Real estate	20,524	7,674	125	28,323
Commercial and industrial loans [1]	30,090	38,522	1,108	69,720
Financial institutions	13,267	2,122	47	15,436
Governments and public institutions	1,166	67	0	1,233
Corporate & institutional	65,047	48,385	1,280	114,712
Gross loans held at amortized cost	217,017	66,222	1,940	285,179
Value of collateral [2]	200,521	54,543	1,378	256,442
1
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. Prior periods have been reclassified to conform to the current presentation.

2
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Group's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Value of collateral
In the Group’s private banking, corporate and institutional businesses, all collateral values for loans are regularly reviewed according to the Group’s risk management policies and directives, with maximum review periods determined by collateral type, market liquidity and market transparency. For example, traded securities are revalued on a daily basis and property values are appraised over a period of more than one year considering the characteristics of the property, current developments in the relevant real estate market and the current level of credit exposure to the borrower. If the credit exposure to a borrower has changed significantly, in volatile markets or in times of increasing general market risk, collateral values may be appraised more frequently. Management judgment is applied in assessing whether markets are volatile or general market risk has increased to a degree that warrants a more frequent update of collateral values. Movements in monitored risk metrics that are statistically different compared to historical experience are considered in addition to analysis of externally-provided forecasts, scenario techniques and macro-economic research. For impaired loans, the fair value of collateral is determined within 90 days of the date the impairment was identified and thereafter regularly revalued by Group credit risk management within the impairment review process.
In the Group’s investment banking businesses, collateral-dependent loans are appraised on at least an annual basis, or when a loan-relevant event occurs.
Credit quality of other financial assets held at amortized cost
The following table presents the Group’s carrying value of other financial assets held at amortized cost by aggregated internal counterparty credit ratings investment grade and non-investment grade, by year of origination.
Other financial assets held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2Q20 (CHF million)
Other financial assets held at amortized cost
2019	0	95	0	95
2018	0	70	0	70
Total term positions	0	165	0	165
Revolving positions	0	961	0	961
Total	0	1,126	0	1,126
Includes primarily mortgage servicing advances and failed purchases.
Past due financial assets
Generally, a financial asset is deemed past due if the principal and/or interest payment has not been received on its due date.
Loans held at amortized cost – past due
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2Q20 (CHF million)
Mortgages	109,519	128	24	14	337	503	110,022
Loans collateralized by securities	48,563	42	0	4	375	421	48,984
Consumer finance	4,293	405	20	48	154	627	4,920
Consumer	162,375	575	44	66	866	1,551	163,926
Real estate	28,213	40	5	0	91	136	28,349
Commercial and industrial loans	72,525	585	232	199	702	1,718	74,243
Financial institutions	14,470	609	1	1	62	673	15,143
Governments and public institutions	1,190	11	0	0	0	11	1,201
Corporate & institutional	116,398	1,245	238	200	855	2,538	118,936
Total loans held at amortized cost	278,773	1,820	282	266	1,721	4,089	282,862	[1]
4Q19 (CHF million)
Mortgages [2]	109,279	83	16	9	284	392	109,671
Loans collateralized by securities [2]	56,287	79	0	2	57	138	56,425
Consumer finance	3,826	283	61	43	158	545	4,371
Consumer	169,392	445	77	54	499	1,075	170,467
Real estate	28,094	95	10	2	122	229	28,323
Commercial and industrial loans [2]	68,462	528	62	71	597	1,258	69,720
Financial institutions	15,300	85	1	3	47	136	15,436
Governments and public institutions	1,207	26	0	0	0	26	1,233
Corporate & institutional	113,063	734	73	76	766	1,649	114,712
Total loans held at amortized cost	282,455	1,179	150	130	1,265	2,724	285,179
1 Excludes accrued interest on loans held at amortized cost of CHF 453 million.
2
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. Prior periods have been reclassified to conform to the current presentation.

As of the end of 2Q20, the Group did not have any loans that were past due more than 90 days and still accruing interest. Also, the Group did not have any other financial assets held at amortized cost that were past due.
Non-accrual financial assets
Overview
Generally, a financial asset is deemed non-accrual and recognition of any interest in the statement of operations is discontinued when the contractual payments of principal and/or interest are more than 90 days past due.
Payments collected on non-accrual financial assets are accounted for using the cash basis or the cost recovery method or a combination of both.
Generally, non-accrual financial assets may be restored to performing status only when delinquent principal and interest are brought up to date in accordance with the terms of the contractual arrangement and when certain performance criteria are met.
> Refer to “Allowance for credit losses” for further information on write-offs of financial assets and related recoveries.
For loans held at amortized cost, non-accrual loans are comprised of non-performing loans and non-interest-earning loans.
Non-accrual loans held at amortized cost
	6M20
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	337	380	1	20
Loans collateralized by securities	122	377	3	75
Consumer finance	168	204	0	4
Consumer	627	961	4	99
Real estate	155	270	3	37
Commercial and industrial loans	682	978	21	41
Financial institutions	46	65	0	8
Corporate & institutional	883	1,313	24	86
Total loans held at amortized cost	1,510	2,274	28	185
In the Group’s recovery management international function, a position is written down to its net carrying value once the credit provision is greater than 90% of the notional amount, unless repayment is anticipated to occur within the next three months. Following the expiration of this three-month period the position is written off unless it can be demonstrated that any delay in payment is an operational matter which is expected to be resolved within a ten-day grace period. For the Group’s Swiss-based recovery functions, write-offs are made based on an individual counterparty assessment. An evaluation is performed on the need for write-offs on impaired loans individually and on an ongoing basis, if it is certain that parts of a loan or the entire loan will not be recoverable. Write-offs of a remaining loan balance are executed once available debt enforcement procedures are exhausted.
Collateral-dependent financial assets
Collateral-dependent financial assets are assets for which repayment is expected to be provided substantially through the operation or sale of the collateral when the borrower, based on the Group’s assessment, is experiencing financial difficulty as of the reporting date. Qualitative factors that were relevant to the Group as of the reporting date were considered and due diligence was conducted for determining when a loan is collateral-dependent.
The Group’s collateral-dependent financial assets are managed by three recovery management functions. The recovery management international function is responsible for all collateral-dependent financial assets booked outside Switzerland. For collateral-dependent financial assets booked on the Swiss platform, the Group has separate recovery management functions for exposures to domestic clients and exposures to international clients.
Collateral-dependent financial assets managed by the recovery management international function mainly includes mortgages, revolving corporate loans, securities borrowing, trade finance exposures and lombard loans. For mortgages, property, guarantees and life insurance policies are the main collateral types. For revolving corporate loans, collateral includes mainly cash, inventory, oil and gas reserves and receivables. Securities borrowing exposures are mainly secured by pledged shares, bonds, investment fund units and money market instruments. Trade finance exposures are secured by cash and guarantees. For lombard loans, the Group holds collateral in the form of pledged shares, bonds, investment fund units and money market instruments as well as cash and life insurance policies. As of the end of 2Q20, the overall collateral coverage ratio was 136% of the Group’s collateral-dependent financial asset exposure managed by the recovery management international function, compared to 116% as of the end of 1Q20. The increase in the overall collateral coverage ratio was mainly driven by newly impaired share-backed loans in Asia Pacific that were over-collateralized.
Collateral-dependent financial assets booked on the Swiss platform and related to international clients mainly include ship finance exposures, commercial loans, lombard loans, residential mortgages and aviation finance exposures. Ship finance exposures are collateralized by vessels mortgages, corporate guarantees, insurance assignments as well as cash balances, securities deposits or other assets held with the Group. Collateral held against commercial loans include primarily guarantees issued by export credit agencies, other guarantees, private risk insurance, asset pledges and assets held with the Group (e.g., cash, securities deposits and others). Lombard loans are collateralized by pledged financial assets mainly in the form of cash, shares, bonds, investment fund units and money market instruments as well as life insurance policies and bank guarantees. Residential mortgages are secured by mortgage notes on residential real estate, life insurance policies as well as cash balances, securities deposits or other assets held with the Group. Aircraft finance exposures are collateralized by aircraft mortgages of business jets as well as corporate and/or personal guarantees, cash balances, securities deposits or other assets held with the Group. Collateral-dependent loans increased in 2Q20 mainly driven by new collateral-dependent financial assets in aviation finance and lombard lending, partially offset by reductions in ship finance, export finance and Swiss residential real estate. The collateral coverage ratio declined from 88% as of the end of 1Q20 to 85% as of the end of 2Q20, mainly driven by a reduction of the collateral value in a ship finance position that led to a corresponding increase in credit provisions.
Collateral-dependent financial assets booked on the Swiss platform and related to domestic clients mainly include residential mortgages and commercial mortgages. Collateral held against residential mortgages includes mainly mortgage notes on residential real estate, pledged capital awards in retirement plans and life insurance policies. For commercial mortgages, collateral held includes primarily mortgage notes on commercial real estate and cash balances, securities deposits or other assets held with the Group. The overall collateral coverage ratio in relation to the collateral-dependent financial assets as of the end of 2Q20 was stable compared to the end of 1Q20 at approximately 90% both for residential and commercial mortgages.
Off-balance sheet credit exposures
The Group portfolio comprises off-balance sheet exposures with credit risk in the form of irrevocable commitments, guarantees and similar instruments which are in the scope of CECL measurement. The main risk characteristics are as follows:
■ Irrevocable commitments are primarily commitments made to corporate and institutional borrowers to provide loans under approved, but undrawn, credit facilities. In addition, the Group has irrevocable commitments under documentary credits for corporate and institutional clients that facilitate international trade. The related credit risk exposure is to corporate clients, including small and medium-sized enterprises, large corporates and multinational clients who are impacted by macroeconomic and industry-specific factors such as economic growth, unemployment and industrial production.
■ Guarantees are provided to third parties which contingently obligate the Group to make payments in the event that the underlying counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The credit risk associated with guarantees is primarily to corporate and institutional clients and financial institutions, which are sensitive to MEFs including economic growth and interest rates.
For undrawn irrevocable loan commitments, the present value is calculated based on the difference between the contractual cash flows that are due to the Group if the commitment is drawn and the cash flows that the Group expects to receive, in order to estimate the provision for expected credit losses. For credit guarantees, expected credit losses are recognized for the contingency of the credit guarantee. Provisions for off-balance sheet credit exposures are recognized as a provision in other liabilities in the consolidated balance sheets.
For off-balance sheet credit exposures, methodology, scenarios and MEFs used to estimate the provision for expected credit losses are the same as those used to estimate the allowance for credit losses for financial assets held at amortized cost. For the EAD models, a credit conversion factor or similar methodology is applied to off-balance sheet credit exposures in order to project the additional drawn amount between current utilization and the committed facility amount.
> Refer to “Allowance for credit losses” for further information on methodology, scenarios and MEFs used to estimate expected credit losses.
Troubled debt restructurings and modifications
Restructured financing receivables held at amortized cost
	2Q20			1Q20			2Q19
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Loans collateralized by securities	2	116	116	0	0	0	0	0	0
Commercial and industrial loans	1	2	1	6	30	14	6	14	14
Total loans	3	118	117	6	30	14	6	14	14
	6M20			6M19
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Mortgages	0	0	0	1	7	7
Loans collateralized by securities	2	116	116	0	0	0
Commercial and industrial loans	7	32	15	6	14	14
Total loans	9	148	131	7	21	21
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	2Q20		1Q20		2Q19
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Commercial and industrial loans	3	12	0	0	0	0
Total loans	3	12	0	0	0	0
	6M20		6M19
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Mortgages	0	0	1	13
Commercial and industrial loans	3	12	0	0
Total loans	3	12	1	13
In 6M20, the loan modifications of the Group included waiver of claims, extended loan repayment terms, including postponed loan amortization and extended pay-back period or maturity date.
The US federal banking regulators issued the “Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus (Revised)” (Interagency Statement). According to the Interagency Statement, short-term modifications made on a good faith basis in response to the COVID-19 crisis to borrowers that were otherwise current prior to the relief being granted would not considered to be troubled debt restructurings. This includes short-term modifications such as payment deferrals, fee waivers, repayment term extensions or payment delays that are insignificant. The Interagency Statement was developed in consultation with the FASB and the Group has applied this guidance. The Group has granted short-term modifications to certain borrowers due to the COVID-19 crisis in the form of deferrals of capital and/or interest payments that are within the scope of this guidance and are not reported as troubled debt restructurings.

Bank
Financial instruments measured at amortized cost and credit losses
17 Financial instruments measured at amortized cost and credit losses
> Refer to “Note 18 – Financial instruments measured at amortized cost and credit losses” in III – Condensed consolidated financial statements – Credit Suisse Group in the Credit Suisse Financial Report 2Q20 for further information.
Overview of financial instruments measured at amortized cost – by balance sheet position
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
6M20 (CHF million)
Cash and due from banks	130,927		(3)	130,924
Interest-bearing deposits with banks	1,182	[2]	(6)	1,176
Securities purchased under resale agreements and securities borrowing transactions	26,442		0	26,442
Debt securities held-to-maturity	95		0	95
Loans	290,364	[2,3]	(1,668)	288,696
Brokerage receivables	44,289	[2]	0	44,289
Other assets	15,112		(54)	15,058
Total	508,411		(1,731)	506,680
1 Net of unearned income/deferred expenses, as applicable.
2
Excludes accrued interest for credit losses in the total amount of CHF 490 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 2 million relates to interest-bearing deposits with banks, CHF 453 million to loans and CHF 35 million to brokerage receivables. These accrued interest balances are reported in other assets.

3 Includes endangered interest of CHF 91 million on non-accrual loans which are reported as part of the loans' amortized cost balance.
Allowance for credit losses
> Refer to “Note 18 – Financial instruments measured at amortized cost and credit losses” in III – Condensed consolidated financial statements – Credit Suisse Group in the Credit Suisse Financial Report 2Q20 and 1Q20 for further information on estimating expected credit losses in 6M20.
Loans held at amortized cost
Allowance for credit losses – loans held at amortized cost
	6M20				6M19			[1]
	Consumer	Corporate & institutional	Total		Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	241	807	1,048	[2]	187	714	901
Current-period provision for expected credit losses	183	533	716		22	68	90
of which provisions for interest [3]	21	4	25		–	–	–
Gross write-offs	(24)	(59)	(83)		(48)	(93)	(141)
Recoveries	5	2	7		3	12	15
Net write-offs	(19)	(57)	(76)		(45)	(81)	(126)
Provisions for interest	–	–	–		5	16	21
Foreign currency translation impact and other adjustments, net	(6)	(14)	(20)		2	(7)	(5)
Balance at end of period	399	1,269	1,668		171	710	881
of which individually evaluated for impairment	313	585	898		130	445	575
of which collectively evaluated for impairment	86	684	770		41	265	306
1 Measured under the previous accounting guidance (incurred loss model).
2
Includes a net impact of CHF  103 million from the adoption of the new CECL guidance and the related election of the fair value option for certain loans on January 1, 2020, of which CHF  55 million is reflected in consumer loans and CHF  48 million in corporate & institutional loans.

3 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.
> Refer to “Note 18 – Financial instruments measured at amortized cost and credit losses” in III – Condensed consolidated financial statements – Credit Suisse Group in the Credit Suisse Financial Report 2Q20 and 1Q20 for further information on the Bank’s gross write-offs in 6M20.
Purchases, reclassifications and sales – loans held at amortized cost
	6M20			6M19
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	21	1,328	1,349	0	977	977
Reclassifications from loans held-for-sale [2]	0	4	4	0	11	11
Reclassifications to loans held-for-sale [3]	0	988	988	0	1,748	1,748
Sales [3]	0	980	980	0	1,606	1,606
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Other financial assets
Allowance for credit losses – other financial assets held at amortized cost
6M20
CHF million
Balance at beginning of period	43
Current-period provision for expected credit losses	32
Gross write-offs	(9)
Recoveries	1
Net write-offs	(8)
Foreign currency translation impact and other adjustments, net	(4)
Balance at end of period	63
of which individually evaluated for impairment	19
of which collectively evaluated for impairment	44
Credit quality information
Credit quality of loans held at amortized cost
The following table presents the Bank’s carrying value of loans held at amortized cost by aggregated internal counterparty credit ratings investment grade and non-investment grade that are used as credit quality indicators for the purpose of this disclosure, by year of origination.
Consumer loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
6M20 (CHF million)
Mortgages
2020	7,090	774	3	7,867
2019	15,143	1,693	11	16,847
2018	11,348	1,080	40	12,468
2017	8,208	976	80	9,264
2016	11,849	955	46	12,850
Prior years	45,659	3,490	202	49,351
Total term loans	99,297	8,968	382	108,647
Revolving loans	831	530	14	1,375
Total	100,128	9,498	396	110,022
Loans collateralized by securities
2020	1,548	814	105	2,467
2019	1,284	440	69	1,793
2018	745	231	170	1,146
2017	107	48	51	206
2016	196	215	0	411
Prior years	621	395	0	1,016
Total term loans	4,501	2,143	395	7,039
Revolving loans [1]	39,158	2,676	111	41,945
Total	43,659	4,819	506	48,984
Consumer finance
2020	480	610	1	1,091
2019	663	701	13	1,377
2018	311	324	20	655
2017	129	193	19	341
2016	35	90	12	137
Prior years	28	129	47	204
Total term loans	1,646	2,047	112	3,805
Revolving loans	873	153	89	1,115
Total	2,519	2,200	201	4,920
Consumer – total
2020	9,118	2,198	109	11,425
2019	17,090	2,834	93	20,017
2018	12,404	1,635	230	14,269
2017	8,444	1,217	150	9,811
2016	12,080	1,260	58	13,398
Prior years	46,308	4,014	249	50,571
Total term loans	105,444	13,158	889	119,491
Revolving loans	40,862	3,359	214	44,435
Total	146,306	16,517	1,103	163,926
1 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
6M20 (CHF million)
Real estate
2020	2,597	1,399	0	3,996
2019	3,554	2,173	1	5,728
2018	2,514	1,230	132	3,876
2017	1,225	533	96	1,854
2016	2,023	345	23	2,391
Prior years	7,444	1,446	26	8,916
Total term loans	19,357	7,126	278	26,761
Revolving loans	1,224	332	32	1,588
Total	20,581	7,458	310	28,349
Commercial and industrial loans
2020	5,408	8,192	79	13,679
2019	5,561	8,271	304	14,136
2018	2,422	5,350	226	7,998
2017	1,448	2,496	46	3,990
2016	1,285	1,554	29	2,868
Prior years	3,994	4,577	215	8,786
Total term loans	20,118	30,440	899	51,457
Revolving loans	11,187	11,029	558	22,774
Total	31,305	41,469	1,457	74,231
Financial institutions
2020	2,037	420	0	2,457
2019	2,478	326	41	2,845
2018	1,454	442	1	1,897
2017	105	110	0	215
2016	44	107	20	171
Prior years	336	22	3	361
Total term loans	6,454	1,427	65	7,946
Revolving loans	6,500	696	1	7,197
Total	12,954	2,123	66	15,143
Governments and public institutions
2020	44	12	0	56
2019	137	30	0	167
2018	81	0	0	81
2017	36	0	0	36
2016	271	1	0	272
Prior years	547	28	0	575
Total term loans	1,116	71	0	1,187
Revolving loans	14	0	0	14
Total	1,130	71	0	1,201
Corporate & institutional – total
2020	10,086	10,023	79	20,188
2019	11,730	10,800	346	22,876
2018	6,471	7,022	359	13,852
2017	2,814	3,139	142	6,095
2016	3,623	2,007	72	5,702
Prior years	12,321	6,073	244	18,638
Total term loans	47,045	39,064	1,242	87,351
Revolving loans	18,925	12,057	591	31,573
Total	65,970	51,121	1,833	118,924
Total loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
6M20 (CHF million)
Loans held at amortized cost – total
2020	19,204	12,221	188	31,613
2019	28,820	13,634	439	42,893
2018	18,875	8,657	589	28,121
2017	11,258	4,356	292	15,906
2016	15,703	3,267	130	19,100
Prior years	58,629	10,087	493	69,209
Total term loans	152,489	52,222	2,131	206,842
Revolving loans	59,787	15,416	805	76,008
Total loans to third parties	212,276	67,638	2,936	282,850
Total loans to entities under common control	7,626	0	0	7,626
Total	219,902	67,638	2,936	290,476	[1]
Value of collateral [2]	192,167	54,266	2,247	248,680
1 Excludes accrued interest on loans held at amortized cost of CHF 453 million.
2
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Group's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

2019 Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2019 (CHF million)
Mortgages [1]	99,677	9,629	365	109,671
Loans collateralized by securities [1]	50,766	5,531	128	56,425
Consumer finance	1,527	2,677	167	4,371
Consumer	151,970	17,837	660	170,467
Real estate	20,524	7,674	125	28,323
Commercial and industrial loans [1]	30,703	38,522	1,096	70,321
Financial institutions	19,912	2,122	47	22,081
Governments and public institutions	1,166	67	0	1,233
Corporate & institutional	72,305	48,385	1,268	121,958
Gross loans held at amortized cost	224,275	66,222	1,928	292,425
Value of collateral [2]	200,556	54,543	1,366	256,465
1
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. Prior periods have been reclassified to conform to the current presentation.

2
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Group's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Credit quality of other financial assets held at amortized cost
The following table presents the Bank’s carrying value of other financial assets held at amortized cost by aggregated internal counterparty credit ratings investment grade and non-investment grade, by year of origination.
Other financial assets held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
6M20 (CHF million)
Other financial assets held at amortized cost
2019	0	95	0	95
2018	0	70	0	70
Total term positions	0	165	0	165
Revolving positions	0	961	0	961
Total	0	1,126	0	1,126
Includes primarily mortgage servicing advances and failed purchases.
Past due financial assets
Loans held at amortized cost – past due
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
6M20 (CHF million)
Mortgages	109,519	128	24	14	337	503	110,022
Loans collateralized by securities	48,563	42	0	4	375	421	48,984
Consumer finance	4,293	405	20	48	154	627	4,920
Consumer	162,375	575	44	66	866	1,551	163,926
Real estate	28,213	40	5	0	91	136	28,349
Commercial and industrial loans	72,525	585	232	199	690	1,706	74,231
Financial institutions	14,470	609	1	1	62	673	15,143
Governments and public institutions	1,190	11	0	0	0	11	1,201
Corporate & institutional	116,398	1,245	238	200	843	2,526	118,924
Total loans to third parties	278,773	1,820	282	266	1,709	4,077	282,850
Total loans to entities under common control	7,626	0	0	0	0	0	7,626
Total loans held at amortized cost	286,399	1,820	282	266	1,709	4,077	290,476	[1]
2019 (CHF million)
Mortgages [2]	109,279	83	16	9	284	392	109,671
Loans collateralized by securities [2]	56,287	79	0	2	57	138	56,425
Consumer finance	3,826	283	61	43	158	545	4,371
Consumer	169,392	445	77	54	499	1,075	170,467
Real estate	28,094	95	10	2	122	229	28,323
Commercial and industrial loans [2]	69,075	528	62	71	585	1,246	70,321
Financial institutions	21,945	85	1	3	47	136	22,081
Governments and public institutions	1,207	26	0	0	0	26	1,233
Corporate & institutional	120,321	734	73	76	754	1,637	121,958
Total loans held at amortized cost	289,713	1,179	150	130	1,253	2,712	292,425
1 Excludes accrued interest on loans held at amortized cost of CHF 453 million.
2
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. Prior periods have been reclassified to conform to the current presentation.

As of the end of 6M20, the Bank did not have any loans that were past due more than 90 days and still accruing interest. Also, the Bank did not have any other financial assets held at amortized cost that were past due.
Non-accrual financial assets
Non-accrual loans held at amortized cost
	6M20
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	337	380	1	20
Loans collateralized by securities	122	377	3	75
Consumer finance	168	204	0	4
Consumer	627	961	4	99
Real estate	155	270	3	37
Commercial and industrial loans	670	966	21	41
Financial institutions	46	65	0	8
Corporate & institutional	871	1,301	24	86
Total loans held at amortized cost	1,498	2,262	28	185
Collateral-dependent financial assets
> Refer to “Note 18 – Financial instruments measured at amortized cost and credit losses” in III – Condensed consolidated financial statements – Credit Suisse Group in the Credit Suisse Financial Report 2Q20 and 1Q20 for further information on the Bank’s collateral-dependent financial assets.
Troubled debt restructurings and modifications
Restructured financing receivables held at amortized cost
	6M20			6M19
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Mortgages	0	0	0	1	7	7
Loans collateralized by securities	2	116	116	0	0	0
Commercial and industrial loans	7	32	15	6	14	14
Total loans	9	148	131	7	21	21
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	6M20		6M19
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Mortgages	0	0	1	13
Commercial and industrial loans	3	12	0	0
Total loans	3	12	1	13
In 6M20, the loan modifications of the Bank included waiver of claims, extended loan repayment terms, including postponed loan amortization and extended pay-back period or maturity date.